Other receivables and assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other receivables and assets [abstract]
Prepayments for inventories	¥ 387,335	¥ 252,389
Prepaid income tax	150,838	141,423
Prepayments for pre-construction cost	0	885,051
Prepayments for capacity quota	0	303,399
Others	181,913	121,810
Total prepayments	720,086	1,704,072
Less: provision for doubtful accounts	4,638	0
Total prepayments, net	715,448	1,704,072
Dividends receivable	273,897	861,408
Receivables from sales of fuel	290,040	0
Others	1,528,855	908,296
Subtotal other receivables	2,092,792	1,769,704
Less: provision for doubtful accounts	29,241	28,961
Total other receivables, net	2,063,551	1,740,743
Profit compensation from Huaneng Group (Note 40)	615,013	0
VAT recoverable	2,607,505	2,008,955
Designated loan to a joint venture	80,000	80,000
Gross total	6,115,396	5,562,731
Net total	¥ 6,081,517	¥ 5,533,770